ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)	Aug. 08, 2024	Feb. 22, 2023	Jul. 22, 2024	Mar. 31, 2024	Sep. 30, 2023	May 17, 2023	Jul. 29, 2022
Subsequent Event [Line Items]
Common stock, authorized shares		50,000,000		500,000,000	500,000,000	50,000,000	50,000,000
Ordinary shares issued		14,990,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, authorized shares			2,150,000
Shares issued price per share	$ 4.00		$ 4.00
Ordinary shares issued	56,342
Proceeds from initial public offering	$ 8,825,368